Convertible Note Payable (Tables)	12 Months Ended
Aug. 31, 2019
Convertible Note Payable [Abstract]
Disclosure of detailed information about convertible note payable [Table Text Block]
Balance - August 31, 2017 and 2018	$-
Issued	500,000
Interest	100,000
Converted to common shares	(425,000)

Balalnce - August 31, 2019	$175,000